Exhibit 99.1

GM Financial Automobile Leasing Trust 2017-1

3.10% Exchange Note

Class A-1 1.00000% Asset Backed Notes

Class A-2A 1.67% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.06% Asset Backed Notes

Class A-4 2.26% Asset Backed Notes

Class B 2.48% Asset Backed Notes

Class C 2.74% Asset Backed Notes

Class D 3.09% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	09/01/19
End of Period:	09/30/19
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	30
Report Due Date:	10/17/19
Distribution Date:	10/21/19
Transaction Month:	31

				Original Agg.
2017-1 Designated Pool	Units	Start Date	Closing Date	Securitization Value
	54,680	02/01/2017	03/15/2017	$1,364,563,788

Total	54,680			$1,364,563,788

RECONCILIATION OF 2017-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$300,944,571

{2}	Reduction in Agg. Securitization Value due to payments	{2}	2,935,588
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	797,575
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	46,993,424
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	50,726,587

{7}	End of period Aggregate Securitization Value		{7}	$250,217,984

{8}	Pool Factor		{8}	18.336848%

RECONCILIATION OF 2017-1 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,322,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$258,380,783

{11}	Exchange Note Principal Payment Amount	{11}	50,726,587

{12}	End of period Exchange Note Balance	{12}	$207,654,196

{13}	Note Pool Factor	{13}	15.707579%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$182,000,000	$270,000,000	$180,000,000	$387,840,000	$80,000,000

{15}	Beginning of period Note Balance	{15}	$0	$0	$0	$0	$2,103,964

{16}	Noteholders’ Principal Distributable Amount	{16}	0	0	0	0	2,103,964
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$0	$0	$0	$0

{21}	Note Pool Factor	{21}	0.000000%	0.000000%	0.000000%	0.000000%	0.000000%

			Class B	Class C	Class D		TOTAL
{22}	Original Note Balance	{22}	$59,360,000	$55,260,000	$37,530,000		$1,251,990,000

{23}	Beginning of period Note Balance	{23}	$59,360,000	$55,260,000	$37,530,000		$154,253,964

{24}	Noteholders’ Principal Distributable Amount	{24}	48,622,623	0	0		50,726,587
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0		0
{27}	Matured Principal Shortfall	{27}	0	0	0		0

{28}	End of period Note Balance	{28}	$10,737,377	$55,260,000	$37,530,000		$103,527,377

{29}	Note Pool Factor	{29}	18.088573%	100.000000%	100.000000%		8.269026%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$300,944,571

{31}	Ending Designated Pool Balance	{31}	250,217,984
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	250,217,984

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$50,726,587

	Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$258,380,783	$0	3.10%	30	30/360	$667,484

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2017-1 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$4,351,959
{37}	Net Liquidation Proceeds collected during period	{37}	52,723,581
{38}	Investment Earnings	{38}	117,793
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(117,793)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	57,075,540

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	250,787
{43}	To the 2017-1 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	667,484
{44}	To the 2017-1 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	50,726,587
{45}	To the 2017-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46}	To the 2017-1 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	5,430,682

{47}	Total Distributions:		{47}	$57,075,540

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders' Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$300,944,571
{49}	Ending Agg. Securitization Value	{49}	250,217,984
{50}	Total change in Agg. Securitization Value {48} - {49}		{50}	50,726,587

{51}	Indenture Section 5.4 collections following acceleration of the Notes		{51}	0

{52}	Principal Distributable Amount {50} + {51}			{52}	50,726,587

{53}	Noteholders' Principal Carryover Amount			{53}	0

{54}	Noteholders' Principal Distributable Amount {52} + {53}			{54}	$50,726,587

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	1.00000%	31	Actual/360	$0
{56}	Class A-2A	$0	0	1.67%	30	30/360	0
{57}	Class A-2B	$0	0	2.26425%	31	Actual/360	0
{58}	Class A-3	$0	0	2.06%	30	30/360	0
{59}	Class A-4	$2,103,964	0	2.26%	30	30/360	3,963
{60}	Class B	$59,360,000	0	2.48%	30	30/360	122,678
{61}	Class C	$55,260,000	0	2.74%	30	30/360	126,177
{62}	Class D	$37,530,000	0	3.09%	30	30/360	96,640

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{63}	2017-1 Exchange Note Collections	{63}	$56,824,753
{64}	Investment Earnings	{64}	0
{65}	Investment Earnings - transferred from Exchange Note Collection Account	{65}	117,793
{66}	Investment Earnings - and amounts released from Reserve Account	{66}	11,345
{67}	Optional Purchase Price	{67}	0
{68}	Indenture Section 5.4 disposition of Collateral	{68}	0
{69}	Reserve Account Withdrawal Amount	{69}	0

{70}	Total Available Funds:		{70}	56,953,891

	Distributions:
{71}	To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	208
{74}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{74}	0
{75}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{75}	0
{76}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{77}	0
{78}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{78}	0
{79}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{79}	3,963
{80}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{80}	0
{81}	Class B Noteholders’ Interest Distributable Amount	{81}	122,678
{82}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{82}	0
{83}	Class C Noteholders’ Interest Distributable Amount	{83}	126,177
{84}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{84}	0
{85}	Class D Noteholders’ Interest Distributable Amount	{85}	96,640
{86}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{86}	0
{87}	Noteholders’ Principal Distributable Amount	{87}	50,726,587
{88}	To the Reserve Account, the Reserve Amount Required Amount	{88}	0
{89}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{89}	0
{90}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{90}	0
{91}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{93}	0
{94}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{94}	5,877,221

{95}	Total Distributions:		{95}	$56,953,891

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{96}	Class A	$2,103,964	$250,217,984	$0	$56,949,303	$0
{97}	Class B	61,463,964	250,217,984	0	56,826,625	0
{98}	Class C	116,723,964	250,217,984	0	56,700,448	0
{99}	Class D	154,253,964	250,217,984	0	56,603,808	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{100}	Excess Total Available Funds			{100}	$5,877,221

{101}	Beginning Note Balance	{101}	154,253,964
{102}	Principal payments through Indenture Section 8.3 (i) through (xvii)	{102}	50,726,587
{103}	Pro-Forma Note Balance		{103}	103,527,377

{104}	Ending Aggregate Securitization Value	{104}	250,217,984
{105}	10.75% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,9.75% Thereafter ($133,044,969)	{105}	133,044,969
{106}	Required Pro Forma Note Balance {104} - {105}		{106}	117,173,015

{107}	Excess of Pro Forma Balance minus Required Pro Forma Balance {103} - {106}			{107}	0

{108}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{108}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{109}	Ending Aggregate Securitization Value	{109}	$250,217,984
{110}	End of Period Note Balance	{110}	207,654,196
{111}	Overcollateralization	{111}	42,563,788
{112}	Overcollateralization %		{112}	17.01%

	Asset Backed Notes:
{113}	Ending Aggregate Securitization Value	{113}	250,217,984
{114}	End of Period Note Balance	{114}	103,527,377
{115}	Overcollateralization	{115}	146,690,607
{116}	Overcollateralization %		{116}	58.63%

RECONCILIATION OF 2017-1 CASH RESERVE ACCOUNT

{117}	Specified Reserve Balance		{117}	$6,822,819

{118}	Beginning of Period Reserve Account balance		{118}	$6,822,819
{119}	Investment Earnings	{119}	11,345
{120}	From the Indenture Collection Account, the Reserve Account Required Amount	{120}	0
{121}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{121}	0
{122}	Total Reserve balance available:		{122}	6,834,164

{123}	Specified Reserve Balance		{123}	6,822,819

{124}	Release Excess Cash to Indenture Collection Available Funds		{124}	11,345

{125}	End of period Reserve Account balance		{125}	$6,822,819

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{126}	Receivables with Scheduled Payment delinquent 61 days or more	{126}	$1,678,754	0.67%

{127}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.90% )	{127}		Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	October 16, 2019

GM Financial

GMALT 2017-1

Supplemental Monthly Data

September 30, 2019

	Aggregate Securitization Value	Residual Value
Beginning of Period	$300,944,571	$292,303,231
Change	(50,726,587)	(47,484,819)
End of Period	$250,217,984	$244,818,412

Residual Value as % of Agg. Securitization Value		97.84%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	13,136	245,341,688	98.05%
31 - 60 days	193	3,197,542	1.28%
61 - 90 days	65	1,130,823	0.45%
91 - 120 days	29	547,931	0.22%
Total	13,423	250,217,984	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	173	3,398,462	6,439	152,847,447
Standard terminations	366	6,940,884	2,852	55,702,576
Total retained by lessee	539	10,339,346	9,291	208,550,023
Returned Vehicles
Early terminations	1,047	18,345,332	19,256	335,510,571
Standard terminations	1,066	18,308,746	10,445	184,617,913
Total returned to dealer	2,113	36,654,078	29,701	520,128,484
Charged off leases / Repossessed vehicles	42	797,575	2,264	45,877,490
Repurchases	0	0	1	15,255
Other	0	0	0	0
Total terminations	2,694	47,790,999	41,257	774,571,252

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	797,575	45,877,490
less: Sales proceeds	474,916	41,356,332
less: Excess wear and excess mileage received	6,529	10,139
less: Other amounts received	39,969	2,500,640
Net Credit (Gain) Loss	276,161	2,010,379

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	36,382,938	514,321,540
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	39,602,064	574,043,866
less: Excess wear and excess mileage received	324,615	1,740,688
less: Other recovery amounts	22,239	2,469,645
Residual (Gain) Loss	(3,565,980)	(63,932,659)

	Current Period	Prev. Month
Prepay Speed	-9.6478%	1.1585%

Return Rate based on Scheduled to Terminate(2)	43.8473%	62.4300%

Return Rate based on Terminated Leases(3)	78.4336%	77.9580%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.